Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Oct. 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of changes in accounting estimates [Line Items]
Equity method investments		$ 1,291		$ 1,291		$ 1,551
Additional Reserve For Doubtful Accounts		6		15
Remeasurement gains of other comprehensive loss		$ 65	$ (3)	$ 23	$ (10)
Refinitiv [member]
Disclosure of changes in accounting estimates [Line Items]
Percentage of ownership held	45.00%			45.00%